Credit card receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of composition of receivables

	2025	2024

Credit Card Receivables	21,751,226	14,619,312
Total receivables	21,751,226	14,619,312

Credit card expected credit loss
Presented as deduction of receivables	(3,483,322)	(2,360,036)
Presented as "Other liabilities" (note 27)	(44,679)	(29,490)
Total credit card expected credit loss	(3,528,001)	(2,389,526)
Receivables, net	18,223,225	12,229,786
Total receivables presented as assets	18,267,904	12,259,276

Schedule of breakdown by maturity

	2025		2024
	Amount	%	Amount	%

Receivables due in:
Up to 30 days	8,553,402	39.3%	5,988,227	41.0%
30 to 60 days	3,643,369	16.8%	2,497,783	17.1%
60 to 90 days	2,179,330	10.0%	1,405,428	9.6%
Over 90 days	5,000,481	22.9%	3,085,206	21.1%
Total receivables not overdue	19,376,582	89.0%	12,976,644	88.8%

Receivables overdue by:
Up to 30 days	584,397	2.7%	411,881	2.8%
30 to 60 days	252,171	1.2%	176,988	1.3%
60 to 90 days	214,144	1.0%	147,486	1.0%
Over 90 days	1,323,932	6.1%	906,313	6.1%
Total receivables overdue	2,374,644	11.0%	1,642,668	11.2%
Total	21,751,226	100.0%	14,619,312	100.0%

Schedule of credit loss allowance - by stages

	2025					2024
	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)

Stage 1	17,593,016	80.8%	966,831	27.4%	5.5%	11,849,086	81.1%	670,984	28.0%	5.7%

Stage 2	2,179,810	10.1%	856,689	24.3%	39.3%	1,377,896	9.4%	445,996	18.7%	32.4%
Absolute Trigger (Days late)	528,694	24.3%	327,470	38.2%	61.9%	349,725	25.4%	254,294	57.0%	72.7%
Relative Trigger (PD deterioration)	1,651,116	75.7%	529,219	61.8%	32.1%	1,028,171	74.6%	191,702	43.0%	18.6%

Stage 3	1,978,400	9.1%	1,704,481	48.3%	86.2%	1,392,330	9.5%	1,272,546	53.3%	91.4%
Total	21,751,226	100.0%	3,528,001	100.0%	16.2%	14,619,312	100.0%	2,389,526	100.0%	16.3%

Schedule of credit loss allowance - by credit quality

	2025					2024
	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)	Gross Exposures	%	Expected credit loss	%	Coverage Ratio (%)

Strong (PD < 5%)	10,012,573	46.0%	204,331	5.8%	2.0%	6,644,920	45.5%	126,401	5.3%	1.9%
Stage 1	10,012,568	100.0%	204,331	100.0%	2.0%	6,628,863	99.8%	126,147	99.8%	1.9%
Stage 2	5	—	—	—	—	16,057	0.2%	254	0.2%	1.6%

Satisfactory (5% <= PD <= 20%)	6,766,135	31.1%	574,635	16.3%	8.8%	4,304,062	29.4%	324,830	13.6%	7.5%
Stage 1	6,517,743	96.3%	553,357	96.2%	8.5%	4,170,990	96.9%	315,603	97.2%	7.6%
Stage 2	248,392	3.7%	21,278	3.8%	8.6%	133,072	3.1%	9,227	2.8%	6.9%

Higher Risk (PD > 20%)	4,972,518	22.9%	2,749,035	77.9%	55.3%	3,670,330	25.1%	1,938,295	81.1%	52.8%
Stage 1	1,062,705	21.4%	209,143	7.7%	19.7%	1,049,233	28.6%	229,234	11.8%	21.8%
Stage 2	1,931,413	38.8%	835,411	30.4%	43.3%	1,228,767	33.5%	436,515	22.5%	35.5%
Stage 3	1,978,400	39.8%	1,704,481	62.0%	86.2%	1,392,330	37.9%	1,272,546	65.7%	91.4%
Total	21,751,226	100.0%	3,528,001	100.0%	16.2%	14,619,312	100.0%	2,389,526	100.0%	16.3%

Schedule of credit quality classification

	Stage 1 and 2		Stage 3
Default grade	Probability of default	Credit quality description	Probability of default	Credit quality description
1	<1%	Strong	-	-
2	1.0% to 5.0%	Strong	-	-
3	5.0% to 20.0%	Satisfactory	-	-
4	20.0% to 35.0%	Higher Risk	-	-
5	>35%	Higher Risk	100%	Higher Risk

Schedule of credit loss allowance changes

	2025
	Stage 1	Stage 2	Stage 3	Total

Expected credit loss at beginning of year	670,984	445,996	1,272,546	2,389,526
Transfers from Stage 1 to Stage 2	(74,411)	74,411	-	-
Transfers from Stage 2 to Stage 1	128,804	(128,804)	-	-
Transfers to Stage 3	(126,995)	(317,367)	444,362	-
Transfers from Stage 3	188,299	23,613	(211,912)	-
Write-offs	-	-	(1,852,246)	(1,852,246)
Net increase of loss allowance (note 7)	88,477	696,292	1,890,428	2,675,197
New originations (a)	140,242	28,147	11,603	179,992
Changes in exposure of preexisting accounts (b)	829,183	30,441	(6,182)	853,442
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(795,441)	473,631	1,984,863	1,663,053
Changes to models used in calculation (c)	(85,507)	164,073	(99,856)	(21,290)
Effect of changes in exchange rates (OCI)	91,673	62,548	161,303	315,524
Expected credit loss at end of the year	966,831	856,689	1,704,481	3,528,001

	2024
	Stage 1	Stage 2	Stage 3	Total

Expected credit loss at beginning of year	693,151	477,714	925,404	2,096,269
Transfers from Stage 1 to Stage 2	(59,159)	59,159	-	-
Transfers from Stage 2 to Stage 1	101,506	(101,506)	-	-
Transfers to Stage 3	(113,260)	(259,613)	372,873	-
Transfers from Stage 3	65,461	13,879	(79,340)	-
Write-offs	-	-	(1,374,040)	(1,374,040)
Net increase of loss allowance (note 7)	141,816	366,762	1,703,284	2,211,862
New originations (a)	159,762	16,370	11,130	187,262
Changes in exposure of preexisting accounts (b)	382,216	12,000	(5,242)	388,974
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(351,741)	356,617	1,629,416	1,634,292
Changes to models used in calculation (c)	(48,421)	(18,225)	67,980	1,334
Effect of changes in exchange rates (OCI)	(158,531)	(110,399)	(275,635)	(544,565)
Expected credit loss at end of the year	670,984	445,996	1,272,546	2,389,526

	2023
	Stage 1	Stage 2	Stage 3	Total

Expected credit loss at beginning of year	322,970	254,181	473,517	1,050,668
Transfers from Stage 1 to Stage 2	(33,880)	33,880	-	-
Transfers from Stage 2 to Stage 1	56,981	(56,981)	-	-
Transfers to Stage 3	(63,264)	(170,141)	233,405	-
Transfers from Stage 3	15,489	4,693	(20,182)	-
Write-offs	-	-	(935,283)	(935,283)
Net increase of loss allowance (note 7)	349,215	381,447	1,119,044	1,849,706
New originations (a)	157,928	15,748	8,999	182,675
Changes in exposure of preexisting accounts (b)	275,749	13,706	2,280	291,735
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(170,839)	310,683	1,087,561	1,227,405
Changes to models used in calculation (c)	86,377	41,310	20,204	147,891
Effect of changes in exchange rates (OCI)	45,640	30,635	54,903	131,178
Expected credit loss at end of the year	693,151	477,714	925,404	2,096,269

Schedule of net change of gross carrying amount

	2025
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	11,849,086	1,377,896	1,392,330	14,619,312
Transfers from Stage 1 to Stage 2	(981,207)	981,207	-	-
Transfers from Stage 2 to Stage 1	649,661	(649,661)	-	-
Transfers to Stage 3	(1,017,640)	(663,386)	1,681,026	-
Transfers from Stage 3	212,986	26,716	(239,702)	-
Write-offs	-	-	(1,852,246)	(1,852,246)
Net change of gross carrying amount	5,283,151	921,861	815,737	7,020,749
Effect of changes in exchange rates (OCI)	1,596,979	185,177	181,255	1,963,411
Gross carrying amount at end of the year	17,593,016	2,179,810	1,978,400	21,751,226

	2024
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	11,891,823	1,490,067	1,106,414	14,488,304
Transfers from Stage 1 to Stage 2	(707,959)	707,959	-	-
Transfers from Stage 2 to Stage 1	465,757	(465,757)	-	-
Transfers to Stage 3	(805,829)	(518,848)	1,324,677	-
Transfers from Stage 3	98,326	21,770	(120,096)	-
Write-offs	-	-	(1,374,040)	(1,374,040)
Net change of gross carrying amount	3,738,093	486,719	763,150	4,987,962
Effect of changes in exchange rates (OCI)	(2,831,125)	(344,014)	(307,775)	(3,482,914)
Gross carrying amount at end of the year	11,849,086	1,377,896	1,392,330	14,619,312

	2023
	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount at beginning of year	7,750,270	917,178	598,777	9,266,225
Transfers from Stage 1 to Stage 2	(581,044)	581,044	-	-
Transfers from Stage 2 to Stage 1	307,046	(307,046)	-	-
Transfers to Stage 3	(554,432)	(383,006)	937,438	-
Transfers from Stage 3	20,523	6,235	(26,758)	-
Write-offs	-	-	(935,283)	(935,283)
Net change of gross carrying amount	4,109,980	576,369	462,050	5,148,399
Effect of changes in exchange rates (OCI)	839,480	99,293	70,190	1,008,963
Gross carrying amount at end of the year	11,891,823	1,490,067	1,106,414	14,488,304